Distribution Date:	09/17/24	UBS Commercial Mortgage Trust 2018-C13
Determination Date:	09/11/24
Next Distribution Date:	10/18/24
Record Date:	08/30/24	Commercial Mortgage Pass-Through Certificates
Series 2018-C13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13-14		A Division of PNC Bank, N.A., 10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Attention: Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	18		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90353KAU3	3.366100%	19,987,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90353KAV1	4.207600%	97,922,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90353KAW9	4.241000%	38,766,000.00	32,613,835.46	675,448.75	115,262.73	0.00	0.00	790,711.48	31,938,386.71	37.32%	30.00%
A-3	90353KAX7	4.069400%	120,000,000.00	110,849,971.56	6,341,876.76	375,910.73	0.00	0.00	6,717,787.49	104,508,094.80	37.32%	30.00%
A-4	90353KAY5	4.334400%	223,741,000.00	223,741,000.00	0.00	808,152.49	0.00	0.00	808,152.49	223,741,000.00	37.32%	30.00%
A-S	90353KBB4	4.585300%	62,552,000.00	62,552,000.00	0.00	239,016.40	0.00	0.00	239,016.40	62,552,000.00	26.44%	21.25%
B	90353KBC2	4.786300%	34,850,000.00	34,850,000.00	0.00	139,002.13	0.00	0.00	139,002.13	34,850,000.00	20.37%	16.38%
C	90353KBD0	5.129250%	31,276,000.00	31,276,000.00	0.00	133,685.36	0.00	0.00	133,685.36	31,276,000.00	14.93%	12.00%
D	90353KAC3	3.000000%	16,442,000.00	16,442,000.00	0.00	41,105.00	0.00	0.00	41,105.00	16,442,000.00	12.07%	9.70%
D-RR	90353KAF6	5.176250%	19,302,000.00	19,302,000.00	0.00	83,259.98	0.00	0.00	83,259.98	19,302,000.00	8.71%	7.00%
E-RR	90353KAH2	5.176250%	8,936,000.00	8,936,000.00	0.00	38,545.81	0.00	0.00	38,545.81	8,936,000.00	7.15%	5.75%
F-RR	90353KAK5	5.176250%	7,149,000.00	7,149,000.00	0.00	30,837.51	0.00	0.00	30,837.51	7,149,000.00	5.91%	4.75%
G-RR	90353KAM1	5.176250%	8,042,000.00	8,042,000.00	0.00	34,689.50	0.00	0.00	34,689.50	8,042,000.00	4.51%	3.63%
NR-RR*	90353KAN9	5.176250%	25,915,367.00	25,915,367.00	0.00	203,981.83	0.00	0.00	203,981.83	25,915,367.00	0.00%	0.00%
Z	90353KAR0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90353KAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			714,880,367.00	581,669,174.02	7,017,325.51	2,243,449.47	0.00	0.00	9,260,774.98	574,651,848.51

X-A	90353KAZ2	0.930143%	500,416,000.00	367,204,807.02	0.00	284,627.34	0.00	0.00	284,627.34	360,187,481.51
X-B	90353KBA6	0.404303%	128,678,000.00	128,678,000.00	0.00	43,354.04	0.00	0.00	43,354.04	128,678,000.00
X-D	90353KAA7	2.176250%	16,442,000.00	16,442,000.00	0.00	29,818.25	0.00	0.00	29,818.25	16,442,000.00
Notional SubTotal			645,536,000.00	512,324,807.02	0.00	357,799.63	0.00	0.00	357,799.63	505,307,481.51

Deal Distribution Total					7,017,325.51	2,601,249.10	0.00	0.00	9,618,574.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90353KAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90353KAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90353KAW9	841.29999123	17.42374116	2.97329438	0.00000000	0.00000000	0.00000000	0.00000000	20.39703555	823.87625006
A-3	90353KAX7	923.74976300	52.84897300	3.13258942	0.00000000	0.00000000	0.00000000	0.00000000	55.98156242	870.90079000
A-4	90353KAY5	1,000.00000000	0.00000000	3.61199999	0.00000000	0.00000000	0.00000000	0.00000000	3.61199999	1,000.00000000
A-S	90353KBB4	1,000.00000000	0.00000000	3.82108326	0.00000000	0.00000000	0.00000000	0.00000000	3.82108326	1,000.00000000
B	90353KBC2	1,000.00000000	0.00000000	3.98858336	0.00000000	0.00000000	0.00000000	0.00000000	3.98858336	1,000.00000000
C	90353KBD0	1,000.00000000	0.00000000	4.27437524	0.00000000	0.00000000	0.00000000	0.00000000	4.27437524	1,000.00000000
D	90353KAC3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
D-RR	90353KAF6	1,000.00000000	0.00000000	4.31354160	0.00000000	0.00000000	0.00000000	0.00000000	4.31354160	1,000.00000000
E-RR	90353KAH2	1,000.00000000	0.00000000	4.31354185	0.00000000	0.00000000	0.00000000	0.00000000	4.31354185	1,000.00000000
F-RR	90353KAK5	1,000.00000000	0.00000000	4.31354175	0.00000000	0.00000000	0.00000000	0.00000000	4.31354175	1,000.00000000
G-RR	90353KAM1	1,000.00000000	0.00000000	4.31354141	0.00000000	0.00000000	0.00000000	0.00000000	4.31354141	1,000.00000000
NR-RR	90353KAN9	1,000.00000000	0.00000000	7.87107626	(3.55753442)	13.02485240	0.00000000	0.00000000	7.87107626	1,000.00000000
Z	90353KAR0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90353KAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90353KAZ2	733.79909319	0.00000000	0.56878145	0.00000000	0.00000000	0.00000000	0.00000000	0.56878145	719.77610930
X-B	90353KBA6	1,000.00000000	0.00000000	0.33691882	0.00000000	0.00000000	0.00000000	0.00000000	0.33691882	1,000.00000000
X-D	90353KAA7	1,000.00000000	0.00000000	1.81354154	0.00000000	0.00000000	0.00000000	0.00000000	1.81354154	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	08/01/24 - 08/30/24	30	0.00	115,262.73	0.00	115,262.73	0.00	0.00	0.00	115,262.73	0.00
A-3	08/01/24 - 08/30/24	30	0.00	375,910.73	0.00	375,910.73	0.00	0.00	0.00	375,910.73	0.00
A-4	08/01/24 - 08/30/24	30	0.00	808,152.49	0.00	808,152.49	0.00	0.00	0.00	808,152.49	0.00
X-A	08/01/24 - 08/30/24	30	0.00	284,627.34	0.00	284,627.34	0.00	0.00	0.00	284,627.34	0.00
X-B	08/01/24 - 08/30/24	30	0.00	43,354.04	0.00	43,354.04	0.00	0.00	0.00	43,354.04	0.00
X-D	08/01/24 - 08/30/24	30	0.00	29,818.25	0.00	29,818.25	0.00	0.00	0.00	29,818.25	0.00
A-S	08/01/24 - 08/30/24	30	0.00	239,016.40	0.00	239,016.40	0.00	0.00	0.00	239,016.40	0.00
B	08/01/24 - 08/30/24	30	0.00	139,002.13	0.00	139,002.13	0.00	0.00	0.00	139,002.13	0.00
C	08/01/24 - 08/30/24	30	0.00	133,685.36	0.00	133,685.36	0.00	0.00	0.00	133,685.36	0.00
D	08/01/24 - 08/30/24	30	0.00	41,105.00	0.00	41,105.00	0.00	0.00	0.00	41,105.00	0.00
D-RR	08/01/24 - 08/30/24	30	0.00	83,259.98	0.00	83,259.98	0.00	0.00	0.00	83,259.98	0.00
E-RR	08/01/24 - 08/30/24	30	0.00	38,545.81	0.00	38,545.81	0.00	0.00	0.00	38,545.81	0.00
F-RR	08/01/24 - 08/30/24	30	0.00	30,837.51	0.00	30,837.51	0.00	0.00	0.00	30,837.51	0.00
G-RR	08/01/24 - 08/30/24	30	0.00	34,689.50	0.00	34,689.50	0.00	0.00	0.00	34,689.50	0.00
NR-RR	08/01/24 - 08/30/24	30	427,892.91	111,787.02	0.00	111,787.02	(92,194.81)	0.00	0.00	203,981.83	337,543.83
Z	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			427,892.91	2,509,054.29	0.00	2,509,054.29	(92,194.81)	0.00	0.00	2,601,249.10	337,543.83

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	9,618,574.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,518,292.06	Master Servicing Fee	2,901.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,908.64
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	250.44
ARD Interest	0.00	Operating Advisor Fee	1,051.85
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	125.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,518,292.06	Total Fees	9,237.78

Principal		Expenses/Reimbursements
Scheduled Principal	535,667.59	Reimbursement for Interest on Advances	325.62
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(93,521.50)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	823.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	177.82
Curtailments	6,481,657.92	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	7,017,325.51	Total Expenses/Reimbursements	(92,194.81)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,601,249.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	7,017,325.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	9,618,574.61
Total Funds Collected	9,535,617.57	Total Funds Distributed	9,535,617.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	581,669,174.41	581,669,174.41	Beginning Certificate Balance	581,669,174.02
(-) Scheduled Principal Collections	535,667.59	535,667.59	(-) Principal Distributions	7,017,325.51
(-) Unscheduled Principal Collections	6,481,657.92	6,481,657.92	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	574,651,848.90	574,651,848.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	581,705,498.95	581,705,498.95	Ending Certificate Balance	574,651,848.51
Ending Actual Collateral Balance	574,699,322.47	574,699,322.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.39)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.39)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.18%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP
5,000,000 or less	9	33,604,991.57	5.85%	48	5.4392	2.091373	1.30 or less	14	166,903,668.38	29.04%	48	5.3307	1.100345
5,000,001 to 10,000,000	20	142,736,439.94	24.84%	41	5.0268	2.202151	1.31 to 1.40	7	79,671,167.64	13.86%	48	5.0886	1.370846
10,000,001 to 15,000,000	11	140,614,623.78	24.47%	48	5.2040	1.493789	1.41 to 1.50	4	25,185,764.01	4.38%	46	5.1580	1.440325
15,000,001 to 20,000,000	7	124,674,692.07	21.70%	48	5.1515	1.346220	1.51 to 1.60	3	37,480,712.54	6.52%	49	5.4284	1.559575
20,000,001 to 25,000,000	1	24,025,886.88	4.18%	(12)	3.8511	4.310000	1.61 to 1.70	3	24,959,866.28	4.34%	48	5.3092	1.632638
25,000,001 to 30,000,000	2	56,110,941.17	9.76%	47	4.8535	1.594753	1.71 to 1.80	2	14,350,113.27	2.50%	47	5.2237	1.738571
30,000,001 to 35,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	3	44,191,504.44	7.69%	47	4.6358	1.847807
35,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	1	12,885,666.67	2.24%	47	4.9970	1.910000
Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 to 2.50	3	23,839,754.95	4.15%	48	5.2840	2.327988
							2.51 or greater	10	92,299,357.23	16.06%	23	4.4202	3.688712
							Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP	Tennessee	2	6,235,071.61	1.09%	47	5.0000	0.760000
Alabama	1	409,000.00	0.07%	48	4.7598	2.290000	Texas	5	38,413,948.41	6.68%	48	5.0010	1.411983
Alaska	1	6,430,489.57	1.12%	48	5.3045	1.230000	Utah	1	6,283,000.00	1.09%	48	4.8570	1.410000
Arizona	5	34,665,518.78	6.03%	48	5.0710	1.902980	Virginia	1	14,101,779.81	2.45%	49	5.2400	1.380000
California	4	49,050,113.27	8.54%	48	4.7531	2.261385	Wisconsin	1	1,511,000.00	0.26%	48	4.7598	2.290000
Colorado	2	41,740,911.59	7.26%	(7)	3.9419	4.029383	Totals	61	574,651,848.90	100.00%	44	5.0408	1.808279
Delaware	1	30,000,000.00	5.22%	47	4.2775	1.860000
									Property Type³
Florida	6	35,847,251.88	6.24%	47	5.3726	2.049571
Georgia	1	3,182,143.35	0.55%	49	5.3100	1.090000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	46,388,488.18	8.07%	47	5.4735	1.325501		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	15,065,806.18	2.62%	48	4.7400	0.780000	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP
Iowa	1	2,050,000.00	0.36%	48	4.7598	2.290000	Industrial	12	42,847,080.73	7.46%	48	5.0203	1.739115
Kentucky	1	5,257,511.03	0.91%	49	5.5700	1.680000	Lodging	14	72,207,326.45	12.57%	48	5.2435	1.769464
Louisiana	1	2,320,000.00	0.40%	48	4.7598	2.290000	Mixed Use	3	28,663,426.83	4.99%	48	5.1894	1.547810
Maryland	1	19,092,131.32	3.32%	47	5.0100	1.400000	Multi-Family	3	76,049,429.35	13.23%	47	5.4562	1.456626
Massachusetts	1	14,969,313.29	2.60%	45	5.1760	1.440000	Office	10	106,306,307.61	18.50%	26	4.6509	2.881658
Mississippi	1	12,885,666.67	2.24%	47	4.9970	1.910000	Other	1	12,899,382.10	2.24%	49	5.9900	1.280000
Missouri	3	38,000,335.66	6.61%	48	5.2852	1.119633	Retail	14	176,044,623.06	30.64%	48	4.9759	1.429230
Nevada	1	4,282,134.46	0.75%	47	4.9220	1.360000	Self Storage	2	6,750,000.00	1.17%	48	5.0523	3.503333
New Hampshire	1	26,110,941.17	4.54%	48	5.5152	1.290000	Totals	61	574,651,848.90	100.00%	44	5.0408	1.808279
New Jersey	8	24,750,000.00	4.31%	49	5.6951	1.900909
New Mexico	1	6,347,875.79	1.10%	47	5.2400	4.400000
Ohio	1	14,049,437.23	2.44%	48	5.3200	1.620000
Pennsylvania	2	18,190,452.74	3.17%	49	5.7777	1.311996
South Carolina	1	4,137,254.15	0.72%	49	5.8100	2.290000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP
	4.5000% or less	4	68,441,419.01	11.91%	14	4.0380	3.236089	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7000%	4	47,949,722.94	8.34%	48	4.6316	2.233508	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7001% to 4.9000%	5	60,784,806.18	10.58%	48	4.7834	1.592401	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.9001% to 5.1000%	8	76,721,408.46	13.35%	47	5.0149	1.680820	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.1001% to 5.3000%	10	67,844,650.03	11.81%	47	5.2186	1.847830	49 months or greater	50	521,767,575.41	90.80%	43	5.0581	1.831334
	5.3001% to 5.5000%	8	79,482,040.91	13.83%	48	5.3709	1.297432	Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279
	5.5001% to 5.7000%	7	78,740,390.83	13.70%	48	5.5254	1.309481
	5.7001% or greater	4	41,803,137.05	7.27%	49	5.9614	1.665101
	Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP
	88 months or less	50	521,767,575.41	90.80%	43	5.0581	1.831334	Interest Only	15	177,374,419.01	30.87%	35	4.6332	2.500691
	89 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	35	344,393,156.40	59.93%	48	5.2770	1.486592
	Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	52,884,273.49	9.20%	48	4.8695	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	49	517,630,321.26	90.08%	43	5.0521	1.827668
	13 months to 24 months	1	4,137,254.15	0.72%	49	5.8100	2.290000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	52	574,651,848.90	100.00%	44	5.0408	1.808279
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30501449	OF	Denver	CO	Actual/360	3.851%	93,109.39	4,051,036.20	0.00	N/A	09/06/23	09/06/25	28,076,923.08	24,025,886.88	09/06/24
1A3	30501451				Actual/360	3.851%	31,036.46	1,350,345.40	0.00	N/A	09/06/23	09/06/25	9,358,974.36	8,008,628.96	09/06/24
1A6	30501454				Actual/360	3.851%	24,829.17	1,080,276.32	0.00	N/A	09/06/23	09/06/25	7,487,179.49	6,406,903.17	09/06/24
2A1	30501362	MF	Chicago	IL	Actual/360	5.522%	73,040.22	18,026.99	0.00	N/A	08/06/28	--	15,360,539.37	15,342,512.38	09/06/24
2A2	30501365				Actual/360	5.522%	59,345.18	14,646.93	0.00	N/A	08/06/28	--	12,480,438.13	12,465,791.20	09/06/24
2A3	30501366				Actual/360	5.522%	45,650.14	11,266.87	0.00	N/A	08/06/28	--	9,600,336.99	9,589,070.12	09/06/24
2A4	30501367				Actual/360	5.522%	28,759.58	7,098.14	0.00	N/A	08/06/28	--	6,048,212.12	6,041,113.98	09/06/24
			Lower Makefield
3	30315035	OF		PA	Actual/360	4.790%	137,351.95	39,518.66	0.00	N/A	09/06/28	--	33,299,684.64	33,260,165.98	09/06/24
			Towns
4	30315036	RT	Newark	DE	Actual/360	4.277%	110,502.08	0.00	0.00	N/A	08/01/28	--	30,000,000.00	30,000,000.00	09/01/24
7	30501448	MF	Manchester	NH	Actual/360	5.515%	124,151.38	30,546.90	0.00	N/A	09/06/28	--	26,141,488.07	26,110,941.17	08/06/24
8	30501549	RT	Las Vegas	NV	Actual/360	5.004%	84,700.89	31,845.11	0.00	N/A	09/06/28	--	19,655,952.62	19,624,107.51	09/06/24
9	30501551	RT	Kansas City	MO	Actual/360	5.363%	90,066.21	27,374.62	0.00	N/A	09/06/28	--	19,501,616.81	19,474,242.19	09/06/24
10	30315037	Various Various		NJ	Actual/360	5.853%	100,801.67	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	09/06/24
11	30315044	RT	Silver Spring	MD	Actual/360	5.010%	82,474.54	25,012.05	0.00	N/A	08/06/28	--	19,117,143.37	19,092,131.32	09/06/24
12	30501559	RT	Killeen	TX	Actual/360	4.815%	74,632.50	0.00	0.00	N/A	09/06/28	--	18,000,000.00	18,000,000.00	09/06/24
13	30315045	OF	Santa Rosa	CA	Actual/360	4.650%	70,873.75	0.00	0.00	N/A	08/06/28	--	17,700,000.00	17,700,000.00	09/06/24
15	30315046	LO	Fort Wayne	IN	Actual/360	4.740%	61,578.28	20,746.79	0.00	N/A	09/01/28	--	15,086,552.97	15,065,806.18	09/01/24
16	30315047	RT	Marana	AZ	Actual/360	5.452%	67,836.52	21,398.89	0.00	N/A	10/06/28	--	14,449,356.83	14,427,957.94	09/06/24
17A4	30315049	OF	Lawrence	MA	Actual/360	5.176%	42,551.18	12,211.74	0.00	N/A	06/06/28	--	9,546,806.19	9,534,594.45	09/06/24
17A5	30315048				Actual/360	5.176%	24,254.17	6,960.70	0.00	N/A	06/06/28	--	5,441,679.31	5,434,718.61	09/06/24
18	30315050	RT	Roanoke	VA	Actual/360	5.240%	63,728.58	21,767.02	0.00	N/A	10/01/28	--	14,123,546.83	14,101,779.81	09/01/24
19	30501510	IN	Various	Various	Actual/360	4.760%	61,218.43	0.00	0.00	N/A	09/06/28	--	14,936,000.00	14,936,000.00	09/06/24
20	30315051	MU	Cincinnati	OH	Actual/360	5.320%	64,446.69	18,478.86	0.00	N/A	09/06/28	--	14,067,916.09	14,049,437.23	09/06/24
21	30501585	98	Pittsburgh	PA	Actual/360	5.990%	66,624.56	17,222.53	0.00	N/A	10/06/28	--	12,916,604.63	12,899,382.10	09/06/24
22	30315052	RT	Jackson	MS	Actual/360	4.997%	55,519.50	16,926.67	0.00	N/A	08/06/28	--	12,902,593.34	12,885,666.67	08/06/24
23	30314881	LO	Various	Various	Actual/360	5.000%	52,262.19	15,914.16	0.00	N/A	08/01/28	--	12,138,316.25	12,122,402.09	09/01/24
24	30315053	IN	Carlsbad	CA	Actual/360	4.640%	49,744.67	0.00	0.00	N/A	09/06/28	--	12,450,000.00	12,450,000.00	09/06/24
26	30501532	RT	Red Bluff	CA	Actual/360	5.265%	46,530.60	12,655.97	0.00	N/A	09/06/28	--	10,262,769.24	10,250,113.27	09/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30315055	RT	Rolla	MO	Actual/360	5.040%	43,569.90	13,053.34	0.00	N/A	08/06/28	--	10,039,146.81	10,026,093.47	09/06/24
29	30315057	RT	Chandler	AZ	Actual/360	4.690%	37,003.58	12,727.96	0.00	N/A	09/06/28	--	9,162,450.90	9,149,722.94	09/06/24
30	30315058	LO	Lake City	FL	Actual/360	5.070%	34,589.71	12,757.23	0.00	N/A	08/01/28	--	7,922,819.66	7,910,062.43	09/01/24
31	30315059	MU	Southlake	TX	Actual/360	5.220%	37,494.48	10,385.71	0.00	N/A	09/01/28	--	8,341,375.31	8,330,989.60	09/01/24
32	30315060	OF	San Diego	CA	Actual/360	4.520%	33,667.72	0.00	0.00	N/A	10/01/28	--	8,650,000.00	8,650,000.00	09/01/24
33	30501488	OF	St Louis	MO	Actual/360	5.396%	39,492.79	0.00	0.00	N/A	09/06/28	--	8,500,000.00	8,500,000.00	09/06/24
34	30315061	LO	Gainesville	FL	Actual/360	5.370%	35,782.06	11,789.00	0.00	N/A	08/01/28	--	7,738,055.19	7,726,266.19	09/01/24
36	30315062	LO	Santa Fe	NM	Actual/360	5.240%	28,687.80	9,923.11	0.00	N/A	08/06/28	--	6,357,798.90	6,347,875.79	09/06/24
37	30501552	RT	Fort Smith	AK	Actual/360	5.305%	29,411.71	8,484.72	0.00	09/06/28	06/06/32	--	6,438,974.29	6,430,489.57	09/06/24
38	30501560	MF	Scottsdale	AZ	Actual/360	4.779%	26,751.92	0.00	0.00	N/A	09/06/28	--	6,500,000.00	6,500,000.00	09/06/24
39	30501553	MU	Sandy	UT	Actual/360	4.857%	26,278.12	0.00	0.00	N/A	09/06/28	--	6,283,000.00	6,283,000.00	09/06/24
40	30315063	LO	Fort Pierce	FL	Actual/360	5.390%	26,456.40	8,600.27	0.00	N/A	09/06/28	--	5,700,104.71	5,691,504.44	09/06/24
41	30315064	RT	Pensacola	FL	Actual/360	5.040%	24,570.38	8,459.84	0.00	N/A	09/01/28	--	5,661,377.86	5,652,918.02	09/01/24
42	30315065	IN	Lewisburg	PA	Actual/360	5.260%	24,021.86	12,418.29	0.00	N/A	10/01/28	--	5,303,488.93	5,291,070.64	09/01/24
43	30315066	LO	Florence	KY	Actual/360	5.570%	25,273.77	11,822.72	0.00	N/A	10/10/28	--	5,269,333.75	5,257,511.03	09/10/24
44	30315067	LO	Brooksville	FL	Actual/360	6.470%	26,608.48	9,414.88	0.00	N/A	10/01/28	--	4,775,915.68	4,766,500.80	09/01/24
45	30315068	SS	Hackettstown	NJ	Actual/360	5.030%	20,574.10	0.00	0.00	N/A	09/01/28	--	4,750,000.00	4,750,000.00	09/01/24
46	30501356	OF	Las Vegas	NV	Actual/360	4.922%	18,179.42	7,093.65	0.00	N/A	08/06/28	--	4,289,228.11	4,282,134.46	09/06/24
47	30315069	LO	Travelers Rest	SC	Actual/360	5.810%	20,743.91	8,994.74	0.00	N/A	10/01/28	--	4,146,248.89	4,137,254.15	09/01/24
48	30315070	IN	Baytown	TX	Actual/360	5.570%	18,909.11	8,913.26	0.00	N/A	09/06/28	--	3,942,364.21	3,933,450.95	09/06/24
49	30315071	RT	Pompano Beach	FL	Actual/360	5.120%	18,076.44	0.00	0.00	N/A	07/06/28	--	4,100,000.00	4,100,000.00	09/06/24
51	30315073	LO	Norcross	GA	Actual/360	5.310%	14,584.27	7,417.67	0.00	N/A	10/01/28	--	3,189,561.02	3,182,143.35	09/01/24
52	30315074	RT	Coppell	TX	Actual/360	5.270%	11,151.36	3,791.60	0.00	N/A	09/06/28	--	2,457,299.46	2,453,507.86	09/06/24
53	30501489	SS	Yuma	AZ	Actual/360	5.105%	8,792.29	0.00	0.00	N/A	09/06/28	--	2,000,000.00	2,000,000.00	09/06/24
Totals							2,518,292.06	7,017,325.51	0.00				581,669,174.41	574,651,848.90
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	13,047,693.17	13,276,249.36	01/01/24	06/30/24	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
1A3	13,047,693.17	13,276,249.36	01/01/24	06/30/24	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
1A6	13,047,693.17	13,276,249.36	01/01/24	06/30/24	01/11/24	0.00	0.00	0.00	0.00	0.00	0.00
2A1	3,903,838.67	3,955,169.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	3,903,838.67	3,955,169.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	3,903,838.67	3,955,169.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4	3,903,838.67	3,955,169.65	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	44,638,594.72	11,211,437.93	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,467,378.38	0.00	--	--	--	0.00	0.00	154,642.00	154,642.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	2,536,225.42	391,993.53	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	9,309,740.53	2,272,637.87	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,496,939.18	1,658,310.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,261,371.18	277,432.30	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,139,705.43	2,271,043.80	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,386,544.90	1,080,105.75	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,554,055.54	1,501,183.60	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17A4	7,969,057.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17A5	7,969,057.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,533,245.55	1,486,795.62	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,717,539.40	1,727,136.92	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,765,659.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,180,447.84	329,883.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,807,806.11	426,175.82	01/01/24	03/31/24	--	0.00	0.00	72,418.39	72,418.39	0.00	0.00
23	3,073,369.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	298,494.10	905,782.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,248,528.46	1,285,224.72	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,074,497.79	979,052.22	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,009,001.80	904,606.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,955,076.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	920,970.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,530,821.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	915,327.07	1,017,317.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	861,830.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,274,170.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	562,111.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,012,951.07	1,103,995.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	291,369.19	117,056.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	821,812.97	913,767.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	579,402.38	729,438.03	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	676,263.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	837,109.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,065,965.09	1,187,465.54	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	795,939.98	786,101.16	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	364,542.38	108,627.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	891,683.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	581,974.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	376,359.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	333,944.79	0.00	--	--	--	0.00	0.00	0.00	0.00	3,443.99	0.00
52	233,249.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	422,146.06	440,805.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	175,500,716.52	90,762,804.78				0.00	0.00	227,060.39	227,060.39	3,443.99	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1A1	30501449	4,051,036.20	Partial Liquidation (Curtailment)	0.00	0.00
1A3	30501451	1,350,345.40	Partial Liquidation (Curtailment)	0.00	0.00
1A6	30501454	1,080,276.32	Partial Liquidation (Curtailment)	0.00	0.00
Totals		6,481,657.92		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	6,481,657.92	0	0.00	5.040779%	5.022300%	44
08/16/24	1	12,916,604.63	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.027717%	5.009274%	44
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	44,923,076.93	3	3,076,923.07	0	0.00	5.027923%	5.009479%	45
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.021968%	5.003540%	46
05/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022176%	5.003747%	47
04/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022404%	5.003975%	48
03/15/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022609%	5.004178%	49
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.022857%	5.004426%	50
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023059%	5.004626%	51
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023259%	5.004825%	52
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023481%	5.005046%	53
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.023678%	5.005242%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30501448	08/06/24	0	B	154,642.00	154,642.00	196,925.04	26,141,488.07	08/08/24	2
22	30315052	08/06/24	0	B	72,418.39	72,418.39	1,000.00	12,902,593.34
Totals					227,060.39	227,060.39	197,925.04	39,044,081.41
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		38,441,419	38,441,419	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		437,066,341	437,066,341	0		0
49 - 60 Months		92,713,600	92,713,600	0		0
> 60 Months		6,430,490	6,430,490	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-24	574,651,849	574,651,849	0	0	0	0
Aug-24	581,669,174	568,752,570	12,916,605	0	0	0
Jul-24	582,202,430	582,202,430	0	0	0	0
Jun-24	585,865,858	585,865,858	0	0	0	0
May-24	586,394,072	586,394,072	0	0	0	0
Apr-24	586,975,719	586,975,719	0	0	0	0
Mar-24	587,498,935	587,498,935	0	0	0	0
Feb-24	588,131,755	588,131,755	0	0	0	0
Jan-24	588,649,765	588,649,765	0	0	0	0
Dec-23	589,165,444	589,165,444	0	0	0	0
Nov-23	589,735,014	541,735,014	0	0	48,000,000	0
Oct-23	590,245,806	590,245,806	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A1	30501449	24,025,886.88	24,025,886.88	131,100,000.00	11/07/23	13,135,518.36	4.31000	06/30/24	09/06/23	I/O
1A3	30501451	8,008,628.96	8,008,628.96	131,100,000.00	11/07/23	13,135,518.36	4.31000	06/30/24	09/06/23	I/O
1A6	30501454	6,406,903.17	6,406,903.17	131,100,000.00	11/07/23	13,135,518.36	4.31000	06/30/24	09/06/23	I/O
7	30501448	26,110,941.17	26,141,488.07	37,700,000.00	06/20/18	2,387,378.38	1.29000	09/30/23	09/06/28	288
10	30315037	20,000,000.00	20,000,000.00	166,800,000.00	09/09/21	2,193,034.12	1.59000	03/31/24	10/06/28	I/O
12	30501559	18,000,000.00	18,000,000.00	31,800,000.00	07/01/18	239,951.80	1.09000	03/31/24	09/06/28	I/O
Totals		102,552,360.18	102,582,907.08	629,600,000.00		44,226,919.38

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1A1	30501449	OF	CO	08/29/23	4

09/05/2024: Loan transferred to Special Servicing 08/29/2023 due to imminent maturity default. Borrower delivered notice to Midland that the loan would not pay off at maturity on 09/06/2023 and requested a transfer to Special Servicing to negotiate a resolution. Collateral is a 703,654 sq. ft. office building located at 1670 Broadway in Denver, Colorado. The subject property consists of 36 floors, multi-tenanted, and connected to a 518-space parking structure. The improvements were originally compl eted in 1980 have undergone extensive renovations over the years. The property is partly encumbered by a ground lease. Extension of the loan has been signed. Loan will be returned to Master Servicer in September

1A3	30501451	Various	Various	08/29/23	4

09/05/2024: Loan transferred to Special Servicing 08/29/2023 due to imminent maturity default. Borrower delivered notice to Midland that the loan would not pay off at maturity on 09/06/2023 and requested a transfer to Special Servicing to negotiate a resolution. Collateral is a 703,654 sq. ft. office building located at 1670 Broadway in Denver, Colorado. The subject property consists of 36 floors, multi-tenanted, and connected to a 518-space parking structure. The improvements were originally compl eted in 1980 have undergone extensive renovations over the years. The property is partly encumbered by a ground lease. Extension of the loan has been signed. Loan will be returned to Master Servicer in September

1A6	30501454	Various	Various	08/29/23	4

09/05/2024: Loan transferred to Special Servicing 08/29/2023 due to imminent maturity default. Borrower delivered notice to Midland that the loan would not pay off at maturity on 09/06/2023 and requested a transfer to Special Servicing to negotiate a resolution. Collateral is a 703,654 sq. ft. office building located at 1670 Broadway in Denver, Colorado. The subject property consists of 36 floors, multi-tenanted, and connected to a 518-space parking structure. The improvements were originally compl eted in 1980 have undergone extensive renovations over the years. The property is partly encumbered by a ground lease. Extension of the loan has been signed. Loan will be returned to Master Servicer in September

7	30501448	MF	NH	08/08/24	2

08/30/24: Loan transferred to SS on 08/08/24 due to Other. Loan is secured by a 320-unit multifamily complex located in Manchester, NH. Borrower has an unsatisfied judgment for non-compliance with cash management. In addition, it was

	recently d iscovered that the borrower has an unsecured loan which is an SPE violation. Borrower reportedly has a buyer who wishes to assume the loan which is currently being evaluated.

10	30315037	Various	NJ	12/01/22	98

9/3/2024: Collateral is a 641k sf office and industrial portfolio in NJ. Loan transferred for monetary defaults other than monthly payments. Lender has sent a notice of default and is reviewing next steps.

12	30501559	RT	TX	09/05/24	98

The loan is transferring to MLS Special Servicing due to imminent monetary default.The loan is transferring to MLS Special Servicing due to Imminent Monetary Default. This matter has been approved by the DCH, KKR. Conns (45,000 s.f.)

	declared bankr upt

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30501449	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
1A3	30501451	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
1A6	30501454	0.00	3.85110%	0.00	3.85110%	8	06/14/24	06/14/24	06/27/24
2A1	30501362	0.00	5.52200%	0.00	5.52200%	10	10/04/21	10/04/21	12/07/21
2A2	30501365	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A3	30501366	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
2A4	30501367	0.00	5.52200%	0.00	5.52200%	9	10/04/21	10/04/21	01/27/22
11	30315044	20,000,000.00	5.01000%	20,000,000.00	5.01000%	8	06/01/20	06/05/20	06/08/20
15	30315046	15,800,000.00	4.74000%	15,800,000.00	4.74000%	8	06/29/20	06/01/20	08/10/20
16	30315047	0.00	5.45200%	0.00	5.45200%	8	08/19/21	08/19/21	08/27/21
23	30314881	12,700,000.00	5.00000%	12,700,000.00	5.00000%	8	06/25/21	06/25/21	07/07/21
25	30315054	10,990,399.52	5.63200%	10,990,399.52	5.63200%	10	05/06/20	05/06/20	05/06/20
25	30315054	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
28	30315056	9,685,289.40	5.63200%	9,685,289.40	5.63200%	10	05/06/20	05/06/20	05/06/20
28	30315056	0.00	5.63200%	0.00	5.63200%	8	02/02/21	12/04/20	02/10/21
34	30315061	8,244,199.07	5.37000%	8,244,199.07	5.37000%	10	12/01/20	12/01/20	02/18/21
43	30315066	5,834,448.00	5.57000%	5,834,448.00	5.57000%	10	05/04/20	05/08/20	05/08/20
47	30315069	4,546,148.12	5.81000%	4,546,148.12	5.81000%	10	04/13/21	09/01/20	04/29/21
51	30315073	3,545,038.12	5.31000%	3,545,038.12	5.31000%	8	05/22/20	05/01/20	05/29/20
Totals		91,345,522.23		91,345,522.23
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6A1	30501351 02/18/21	20,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6A3	30501430 02/18/21	8,000,000.00	44,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
50	30315072 01/18/22	3,747,873.14	6,900,000.00	0.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		31,747,873.14	94,900,000.00	0.63	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6A1	30501351	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6A3	30501430	02/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	30315072	01/25/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A1	0.00	0.00	(64,999.99)	0.00	0.00	0.00	0.00	0.00	(9.55)	0.00	0.00	0.00
1A3	0.00	0.00	(21,666.67)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
1A6	0.00	0.00	(17,333.33)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	302.03	0.00	0.00	0.00
7	0.00	0.00	6,172.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,305.56	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	823.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	30.81	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.33	0.00	0.00	0.00
Total	0.00	0.00	(93,521.50)	0.00	823.25	0.00	0.00	0.00	325.62	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(92,372.63)

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Supplemental Notes
None

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